GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
GOODWILL [Abstract]
Gross goodwill	$ 468	$ 468
Accumulated impairment losses	(468)	(468)
Goodwill, total